Treasury Shares (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 24, 2013	Dec. 31, 2019
Disclosure of treasury shares [text block] [Abstract]
Percentage of owned shares	15.00%
Treasury shares, authorized (in Shares)		2,350
Total treasury shares amount		$ 5,053
Business combination amount		$ 20,103